Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2013
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company. In addition, the share capital of the Company’s PRC subsidiaries and VIEs are considered restricted due to restrictions on the distribution of share capital.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-040(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2013, was more than 25% of the Company’s consolidated net assets as of December 31, 2013.

a) Condensed balance sheets

(Expressed In U.S. dollars unless otherwise stated)

	As of December 31
	2012	2013
	$	$
ASSETS
Current assets
Cash and cash equivalents	50,987,910	42,689,231
Due from subsidiaries and VIEs	39,383,242	38,453,506
Deferred tax assets	52,879	64,755
Other current assets	418,211	730,102

Total current assets	90,842,242	81,937,594
Investment in subsidiaries and VIEs	80,456,741	144,678,555
Non-current deferred tax assets	361,338	389,615
Other non-current assets	2,217	—

Total assets	171,662,538	227,005,764

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Other current liabilities	339,302	691,734

Total current liabilities	339,302	691,734
Uncertain tax position liabilities	436,894	605,820
Other non-current liabilities	1,186,104	1,283,046

Total liabilities	1,962,300	2,580,600

Shareholders’ equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 28,279,528 shares issued and 27,434,389 shares outstanding as of December 31, 2012 and 28,715,883 shares issued and 27,648,067 shares outstanding as of December 31, 2013	14,140	14,358
Treasury stock (845,139 and 1,067,816 ordinary shares as of December 31, 2012 and 2013, respectively)	(8,520,763)	(11,675,955)
Additional paid-in capital	119,799,849	129,687,092
Retained earnings	53,357,034	97,118,620
Accumulated other comprehensive income	5,049,978	9,281,049

Total shareholders’ equity	169,700,238	224,425,164

TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	171,662,538	227,005,764

b) Condensed statement of operations

(Expressed In U.S. dollars unless otherwise stated)

	Years ended December 31,
	2011	2012	2013
	$	$	$
Operating cost and expenses
Cost of revenue	195,542	186,624	—
Selling expenses	973,734	126,238	24,281
General and administrative expenses	2,074,871	1,454,339	815,650

Total operating cost and expenses	3,244,147	1,767,201	839,931

Loss from operations	(3,244,147)	(1,767,201)	(839,931)

Other income (expenses):
Interest income	1,145,683	1,157,512	352,072
Other income	204,293	173,576	209,865
Foreign exchange (loss) gain	3,722,746	(55,037)	605,155
Investment income	—	—	107,019

Total other income	5,072,722	1,276,051	1,274,111
(Loss) gain before taxes and income from equity in affiliates	1,828,575	(491,150)	434,180

Income tax expenses	(231,752)	(222,265)	(232,692)
Equity in profit of subsidiaries and VIEs	22,373,127	23,539,869	51,233,683

Net income attributable to Noah shareholders	23,969,950	22,826,454	51,435,171

c) Condensed statement of comprehensive income

(Expressed In U.S. dollars unless otherwise stated)

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Net income	23,969,950	22,826,454	51,435,171

Other comprehensive income:
Change in cumulative foreign currency translation adjustment	2,583,548	1,336,728	4,231,071

Other comprehensive income	2,583,548	1,336,728	4,231,071

Comprehensive income attributable to Noah Holdings Ltd shareholders	26,553,498	24,163,182	55,666,242

d) Condensed statements of cash flows

(Expressed In U.S. dollars unless otherwise stated)

	Years ended December 31,
	2011	2012	2013
	$	$	$
Cash flows from operating activities:
Net income attributable to Noah shareholders	23,969,950	22,826,454	51,435,171
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	2,156,710	487,435	—
Gain on change in fair value of derivative liabilities	—	—	—
Gain from equity in subsidiaries and VIE	(22,373,127)	(23,539,869)	(51,233,683)
Changes in operating assets and liabilities:
Amount due from related party	(18,788)	405,905	929,736
Other current assets	1,039,117	(223,065)	(309,674)
Deferred tax assets	(467,096)	52,879	(40,153)
Uncertain tax position liabilities	168,926	169,389	168,926
Other current liabilities	(144,901)	(419,372)	352,432
Other non-current liabilities	401,905	(173,576)	96,942

Net cash provided by (used in) operating activities	4,732,696	(413,820)	1,399,697

Cash flows from investing activities:
Proceeds from sale of available for sale	—	—	4,949,984
Purchases of available for sale	—	—	(4,949,984)
Increase in amount due from subsidiaries and VIEs	(23,000,000)	(17,000,000)	—
Investment in subsidiaries and VIEs	(3,855,366)	—	—

Net cash used in investing activities	(26,855,366)	(17,000,000)	—

Cash flows from financing activities:
(Issuance costs of) refunds from the initial public offering	31,022	—	—
Dividends paid	—	(7,856,908)	(7,673,585)
Proceeds from issuance of ordinary shares upon exercise of stock options	649,673	407,569	1,130,401
Share repurchase	—	(8,520,763)	(3,155,192)

Net cash provided by (used in) financing activities	680,695	(15,970,102)	(9,698,376)

Net increase (decrease) in cash and cash equivalents	(21,441,975)	(33,383,922)	(8,298,679)
Cash and cash equivalents—beginning of year	105,813,807	84,371,832	50,987,910

Cash and cash equivalents—end of year	84,371,832	50,987,910	42,689,231

e) Notes to condensed financial statements

1.	The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIE is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

2.	As of December 31, 2013 and 2012, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.